Inventories (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Raw materials	$ 1,717	[1]	$ 809	$ 867
Work-in-process	1,182	[1]	342	98
Finished goods	31		367	875
Spare parts and supplies	127		119	106
Casino inventories			26	101
Inventory, Net	$ 3,057		$ 1,663	$ 2,047

[1]	Raw materials and work-in-process increased from December 31, 2013 to June 30, 2014 in preparation for gaming chip and plaque orders expected to be delivered in the second half of 2014.